Inventory	12 Months Ended
Sep. 30, 2011
Inventory [Abstract]
Inventory
Note 3:  Inventory

Inventory is comprised of the following at:

	September 30, 2011	September 30, 2010

Raw materials – corn	$1,737,842	$3,796,261
Supplies and chemicals	2,167,919	1,716,922
Work in process	2,026,188	1,484,157
Finished goods	5,266,198	1,015,813
Total	$11,198,147	$8,013,153